Insurance insurance - Future Policy Benefits (Details)	12 Months Ended
Dec. 31, 2017
Participating Life Insurance Policy [Member] | Minimum
Liability for Future Policy Benefits, Interest Rate Assumption	0.04
Participating Life Insurance Policy [Member] | Maximum
Liability for Future Policy Benefits, Interest Rate Assumption	0.05
Nonparticipating Life Insurance Policy [Member] | Minimum
Liability for Future Policy Benefits, Interest Rate Assumption	0.03
Nonparticipating Life Insurance Policy [Member] | Maximum
Liability for Future Policy Benefits, Interest Rate Assumption	0.09
Fixed Annuity [Member] | Minimum
Liability for Future Policy Benefits, Interest Rate Assumption	0.02
Fixed Annuity [Member] | Maximum
Liability for Future Policy Benefits, Interest Rate Assumption	0.08
Other Insurance Product Line [Member] | Minimum
Liability for Future Policy Benefits, Interest Rate Assumption	0.04
Other Insurance Product Line [Member] | Maximum
Liability for Future Policy Benefits, Interest Rate Assumption	0.07
Disability Insurance Policy [Member] | Minimum
Liability for Future Policy Benefits, Interest Rate Assumption	0.03
Disability Insurance Policy [Member] | Maximum
Liability for Future Policy Benefits, Interest Rate Assumption	0.07